Capital Contributions (Details)	12 Months Ended
	Sep. 30, 2024 USD ($)	Sep. 30, 2023 HKD ($)	Sep. 30, 2022 USD ($)
Chan Ming Dave [Member]
Capital Contributions [Line Items]
Capital contributions	$ 762,688	$ 4,961,320